State Street SPDR SP Health Care Equipment ETF Average Annual Total Returns	12 Months Ended	16 Months Ended	32 Months Ended	36 Months Ended	53 Months Ended	60 Months Ended	74 Months Ended	84 Months Ended	106 Months Ended	108 Months Ended	109 Months Ended		110 Months Ended	117 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Health Care Equipment Select Industry Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.43%					0.99%									8.55%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	25.43%	13.19%	9.76%	16.19%	14.53%	14.93%	13.77%	15.02%	15.54%	14.15%	14.14%	14.37%	13.18%	13.10%
State Street SPDR SP Health Care Equipment ETF
Prospectus [Line Items]
Average Annual Return, Percent	5.09%					0.69%									8.24%
State Street SPDR SP Health Care Equipment ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.08%					0.69%									7.99%
State Street SPDR SP Health Care Equipment ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.02%					0.53%									6.62%